Property and Equipment	3 Months Ended
Sep. 30, 2014
Notes
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

(For the years ended December 31, 2013 and December 31, 2012)

Fixed assets, stated at cost, less accumulated depreciation at December 31, 2013 and December 31, 2012, consisted of the following:

	December 31, 2013	December 31, 2012
Equipment	$14,825	$14,825
Automobile	54,100	54,100
Less: Accumulated Depreciation	(65,857)	(64,938)
Property and Equipment, net	$3,068	$3,987

Depreciation expense

Depreciation expense for the years ended December 31, 2013 AND 2012 was $919 and $613, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

(For the nine months ended September 30, 2014 and September 30, 2013)

Fixed assets, stated at cost, less accumulated depreciation at September 30, 2014 and December 31, 2013, consisted of the following:

	September 30, 2014	December 31, 2013
Equipment	$14,825	$14,825
Automobile	89,125	54,100
Less: Accumulated Depreciation	(70,633)	(65,857)
Property and Equipment, net	$33,317	$3,068

Depreciation expense

Depreciation expense for the nine months ended September 30, 2014 and 2013 was $4,776 and $689, respectively.